Property, Plant and Equipment - Aging of Capitalized Exploratory Well Costs (Detail) - Construction in progress [member] - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
One year or less	¥ 19,354	¥ 23,428
Over one year	10,033	15,379
Capitalized Exploratory Well Costs	¥ 29,387	¥ 38,807